Shareholders’ Equity - Schedule of Options Activity (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Schedule of Options Activity [Line Items]
Outstanding - beginning, Amount of options	18,184		12,353
Outstanding - beginning, Weighted average exercise price	$ 62.16		$ 45.04
Granted, Amount of options	4,187	[1]	5,894	[2]
Granted, Weighted average exercise price	$ 21.76		$ 97.92
Exercised, Amount of options
Exercised, Weighted average exercise price
Expired or forfeited, Amount of options	(62)		(62)
Expired or forfeited, Weighted average exercise price	$ 105.6		$ 53.12
Outstanding - end, Amount of options	22,309		18,184
Outstanding - end, Weighted average exercise price	$ 54.48		$ 62.16
Exercisable at end, Amount of options	18,082		11,114
Exercisable at end, Weighted average exercise price	$ 46.56		$ 48.96

[1]	Including the grant of 1,250 options to purchase up to 1,250 ordinary shares to the Company’s Chief Executive Officer and Chief Scientific Officer, as approved by the Company’s shareholders on September 26, 2024, with an exercise price of $34.40 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of employment or service. The fair value of each option as of the grant date was $15.60, determined using the Black-Scholes option pricing model and the total expenses of $19 thousand will be expensed over the option vesting periods of three years.
[2]	Including the grant of 1,500 options to purchase up to 1,500 ordinary shares to directors, as approved by the Company’s shareholders on November 30, 2023, with an exercise price of $105.60 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of employment or service. The fair value of each option as of the grant date was $9.60, determined using the Black-Scholes option pricing model and the total expenses of $15 thousand will be expensed over the option vesting periods of three years.